Form N-1A Cover	Nov. 30, 2023
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	LORD ABBETT RESEARCH FUND INC
Entity Central Index Key	0000887194
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2023
Prospectus Date	Apr. 01, 2024
Lord Abbett Dividend Growth Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

LORD ABBETT RESEARCH FUND

Lord Abbett Dividend Growth Fund

Supplement dated February 10, 2025 to all currently effective

Summary Prospectuses and Prospectuses for the aforementioned Funds

Effective February 10, 2025, the Principal Investment Strategies for each Fund listed above will be revised as follows. Please review this important information carefully.

Corresponding changes will be made in the Fund Summary section for each Fund.

Lord Abbett Growth Opportunities Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

LORD ABBETT RESEARCH FUND

Lord Abbett Growth Opportunities Fund

Supplement dated February 10, 2025 to all currently effective

Summary Prospectuses and Prospectuses for the aforementioned Funds

Effective February 10, 2025, the Principal Investment Strategies for each Fund listed above will be revised as follows. Please review this important information carefully.

Corresponding changes will be made in the Fund Summary section for each Fund.

Lord Abbett Small Cap Value Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

LORD ABBETT RESEARCH FUND

Lord Abbett Small Cap Value Fund

Supplement dated February 10, 2025 to all currently effective

Summary Prospectuses and Prospectuses for the aforementioned Funds

Effective February 10, 2025, the Principal Investment Strategies for each Fund listed above will be revised as follows. Please review this important information carefully.

Corresponding changes will be made in the Fund Summary section for each Fund.